Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets and goodwill
Schedule of carrying value, accumulated amortization, and book value of intangible assets and goodwill

Acquisition or manufacturing costs
in € THOUS
	January 1, 2017	Foreign currency translation	Changes in consolidation group	Additions	Reclassi- fications	Disposals	December 31, 2017
Amortizable intangible assets
Non-compete agreements	342,157	(39,132)	11,046	—	(1,541)	(2,367)	310,163
Technology	167,814	(11,924)	(1,370)	—	—	(5,329)	149,191
Licenses and distribution agreements	182,855	(11,079)	(535)	4,119	(398)	(1,249)	173,713
Customer relationships	247,428	(23,852)	(76,480)	—	—	—	147,096
Construction in progress	17,904	(2,689)	16,600	56,718	(9,776)	—	78,757
Internally developed intangibles	164,396	(13,244)	—	13,878	6,668	(2,603)	169,095
Other	375,355	(31,215)	6,036	12,693	796	(5,573)	358,092

	1,497,909	(133,135)	(44,703)	87,408	(4,251)	(17,121)	1,386,107

Non-amortizable intangible assets
Tradename	198,692	(24,003)	—	—	—	—	174,689
Management contracts	3,318	(280)	—	—	—	—	3,038

	202,010	(24,283)	—	—	—	—	177,727

Intangible assets	1,699,919	(157,418)	(44,703)	87,408	(4,251)	(17,121)	1,563,834

Goodwill	12,955,574	(1,448,071)	596,418	—	—	—	12,103,921

Acquisition or manufacturing costs
in € THOUS
	January 1, 2016	Foreign currency translation	Changes in consolidation group	Additions	Reclassi- fications	Disposals	December 31, 2016
Amortizable intangible assets
Non-compete agreements	317,696	10,152	17,076	—	—	(2,767)	342,157
Technology	97,832	3,212	66,770	—	—	—	167,814
Licenses and distribution agreements	177,533	5,363	531	3,075	265	(3,912)	182,855
Customer relationship	240,411	6,836	181	—	—	—	247,428
Construction in progress	21,432	349	1,650	10,409	(11,836)	(4,100)	17,904
Internally developed intangibles	147,898	5,556	—	8,968	2,109	(135)	164,396
Other	333,977	8,937	17,697	8,509	10,775	(4,539)	375,355

	1,336,779	40,405	103,905	30,961	1,313	(15,453)	1,497,909

Non-amortizable intangible assets
Tradename	192,343	6,349	—	—	—	—	198,692
Management contracts	6,444	100	—	—	(2,858)	(368)	3,318

	198,787	6,449	—	—	(2,858)	(368)	202,010

Intangible assets	1,535,566	46,854	103,905	30,961	(1,545)	(15,821)	1,699,919

Goodwill	11,961,731	405,040	585,945	—	2,858	—	12,955,574

Amortization
in € THOUS
	January 1, 2017	Foreign currency translation	Changes in consolidation group	Additions	Reclassi- fications	Disposals	December 31, 2017
Amortizable intangible assets
Non-compete agreements	278,102	(33,657)	—	21,790	(1,555)	(2,299)	262,381
Technology	61,133	(7,742)	—	11,172	—	—	64,563
Licenses and distribution agreements	114,934	(6,502)	—	12,646	(10)	(1,249)	119,819
Customer relationships	59,576	(6,795)	(24,977)	22,768	—	—	50,572
Construction in progress	—	—	—	—	—	—	—
Internally developed intangibles	102,024	(8,125)	—	16,051	780	(1,824)	108,906
Other	281,030	(24,193)	58	28,346	(5,640)	(5,066)	274,535

	896,799	(87,014)	(24,919)	112,773	(6,425)	(10,438)	880,776

Amortization
in € THOUS
	January 1, 2016	Foreign currency translation	Changes in consolidation group	Additions	Reclassi- fications	Disposals	December 31, 2016
Amortizable intangible assets
Non-compete agreements	251,216	8,757	—	20,904	(11)	(2,764)	278,102
Technology	53,110	2,043	—	5,980	—	—	61,133
Licenses and distribution agreements	103,028	3,237	—	12,315	265	(3,911)	114,934
Customer relationship	32,452	2,168	—	24,426	530	—	59,576
Construction in progress	—	—	—	—	—	—	—
Internally developed intangibles	83,992	2,488	—	15,565	(4)	(17)	102,024
Other	249,065	6,719	(52)	28,327	492	(3,521)	281,030

	772,863	25,412	(52)	107,517	1,272	(10,213)	896,799

Book value
in € THOUS
	December 31, 2017	December 31, 2016
Amortizable intangible assets
Non-compete agreements	47,782	64,055
Technology	84,628	106,681
Licenses and distribution agreements	53,894	67,921
Customer relationships	96,524	187,852
Construction in progress	78,757	17,904
Internally developed intangibles	60,189	62,372
Other	83,557	94,325

	505,331	601,110

Non-amortizable intangible assets
Tradename	174,689	198,692
Management contracts	3,038	3,318

	177,727	202,010

Intangible assets	683,058	803,120

Goodwill	12,103,921	12,955,574

Schedule of the carrying amount of goodwill and indefinite-lived intangibles by geographical area

Allocation of the carrying amount to CGUs
in € THOUS
	North America		EMEA		Asia-Pacific		Latin America
	2017	2016	2017	2016	2017	2016	2017	2016
Goodwill	10,152,243	11,284,686	1,226,983	1,194,743	641,271	386,495	83,424	89,650
Management contracts with indefinite useful life	—	—	—	—	3,038	3,318	—	—
Trade name with indefinite useful life	174,074	198,052	—	—	—	—	615	640